Income taxes - Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Current income tax expense	$ 51,973	$ 45,536	$ 8,069
Current income tax, adjustments in respect of previous years	(840)	0	0
Deferred tax expense relating to origination and reversal of temporary differences	6,542	1,598	10,523
Deferred income tax, adjustments in respect of previous years	(131)	0	(1,621)
Income tax expense	$ 57,544	$ 47,134	$ 16,971